ACQUISITIONS - Purchase Price Allocation 2021 (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents		$ 2
Restricted cash		54
Trade receivables and other current assets		51
Property, plant and equipment		2,366
Accounts payable and accrued liabilities		(16)
Current portion of non-recourse borrowings		(81)
Financial instruments liabilities		(16)
Non Recourse Borrowings Acquired		(894)
Deferred income tax liabilities		(99)
Other long-term liabilities		(56)
Fair Value Of Net Assets Acquired As Of Acquistion Date		(1,311)
Goodwill		117
Identifiable assets acquired (liabilities assumed)		(1,428)
Oregon Wind Portfolio
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents		1
Restricted cash		49
Trade receivables and other current assets		28
Property, plant and equipment		1,643
Accounts payable and accrued liabilities		(10)
Current portion of non-recourse borrowings		(74)
Financial instruments liabilities		(16)
Non Recourse Borrowings Acquired		(761)
Deferred income tax liabilities		(83)
Other long-term liabilities		(33)
Fair Value Of Net Assets Acquired As Of Acquistion Date		744
Goodwill		0
Identifiable assets acquired (liabilities assumed)		(744)
U.S. Distribution Generation Portfolio
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	$ 33	1
Restricted cash	6	5
Trade receivables and other current assets	13	23
Property, plant and equipment	708	723
Accounts payable and accrued liabilities	(66)	(6)
Current portion of non-recourse borrowings		(7)
Financial instruments liabilities	(15)	0
Non Recourse Borrowings Acquired	(346)	(133)
Deferred income tax liabilities	0	(16)
Other long-term liabilities	(35)	(23)
Fair Value Of Net Assets Acquired As Of Acquistion Date	(305)	567
Goodwill	309	117
Identifiable assets acquired (liabilities assumed)	$ (614)	$ (684)